Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Annual LTI awards are typically approved in or near the first quarter of the fiscal year. We do not grant any form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on equity award grant dates for the purpose of affecting the value of any NEO award. The Committee also does not take material, non-public information into account when determining the timing and terms of equity award grants. During 2025, none of our NEOs were granted any options to purchase shares of Common Stock.

Award Timing Method	We do not grant any form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on equity award grant dates for the purpose of affecting the value of any NEO award. The Committee also does not take material, non-public information into account when determining the timing and terms of equity award grants.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant any form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on equity award grant dates for the purpose of affecting the value of any NEO award. The Committee also does not take material, non-public information into account when determining the timing and terms of equity award grants.
MNPI Disclosure Timed for Compensation Value	false